UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5018

SMITH BARNEY INVESTMENT SERIES

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1.    SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT SERIES

SB GROWTH AND INCOME FUND

FORM N-Q

JANUARY 31, 2005

SMITH BARNEY GROWTH AND INCOME FUND

Schedule of Investments (unaudited)		January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 99.8%
CONSUMER DISCRETIONARY - 12.8%
Hotels Restaurants & Leisure - 1.0%
20,700	Ctrip.com International Ltd., ADR (a)	$852,819
327,000	McDonald’s Corp.	10,591,530

		11,444,349

Household Durables - 1.0%
510,400	Newell Rubbermaid Inc.	10,983,808

Leisure Equipment & Products - 1.2%
730,300	Mattel, Inc.	14,204,335

Media - 5.6%
	Comcast Corp:
461,600	Class A Shares (a)	14,858,904
58,800	Special Class A Shares (a)	1,858,668
955,602	Liberty Media Corp., Class A Shares (a)	9,976,485
	The News Corp. Ltd.:
684,300	Class A Shares	11,633,100
45,700	Class B Shares	803,406
758,500	Time Warner Inc. (a)	13,653,000
303,200	Viacom Inc., Class B Shares	11,321,488

		64,105,051

Multiline Retail - 2.4%
207,100	Costco Wholesale Corp.	9,789,617
419,900	Dollar General Corp.	8,486,179
220,900	J.C. Penney Co., Inc.	9,436,848

		27,712,644

Specialty Retail - 1.6%
337,000	Best Buy Co., Inc.	18,127,230

	TOTAL CONSUMER DISCRETIONARY	146,577,417

CONSUMER STAPLES - 7.8%
Beverages - 2.0%
433,500	PepsiCo, Inc.	23,278,950

Food Products - 2.2%
303,100	Kellogg Co.	13,530,384
475,600	Sara Lee Corp.	11,167,088

		24,697,472

Household Products - 2.5%
176,800	Kimberly-Clark Corp.	11,582,168
322,700	The Procter & Gamble Co.	17,177,321

		28,759,489

Personal Products - 1.1%
279,100	The Estee Lauder Cos, Inc., Class A Shares	12,598,574

	TOTAL CONSUMER STAPLES	89,334,485

ENERGY - 7.5%
Energy Equipment & Services - 1.8%
288,900	ENSCO International Inc.	9,889,047

See Notes to Schedule of Investments.

SMITH BARNEY GROWTH AND INCOME FUND

Schedule of Investments (unaudited) (continued)		January 31, 2005

SHARES	SECURITY	VALUE
Energy Equipment & Services - 1.8% (continued)
297,700	GlobalSantaFe Corp.	$10,526,672

		20,415,719

Oil & Gas - 5.7%
221,400	ChevronTexaco Corp.	12,044,160
510,500	Exxon Mobil Corp.	26,341,800
111,400	Nexen Inc.	4,627,556
206,900	Total SA, Sponsored ADR (b)	22,252,095

		65,265,611

	TOTAL ENERGY	85,681,330

FINANCIALS - 22.0%
Banks - 8.4%
755,154	Bank of America Corp.	35,016,491
184,600	Comerica Inc.	10,680,956
312,100	U.S. Bancorp	9,378,605
248,800	Wachovia Corp.	13,646,680
440,800	Wells Fargo & Co.	27,021,040

		95,743,772

Diversified Financials - 9.6%
284,200	American Express Co.	15,162,070
144,900	Capital One Financial Corp.	11,342,772
25,400	The Chicago Mercantile Exchange	5,448,300
167,700	Freddie Mac	10,949,133
165,900	The Goldman Sachs Group, Inc.	17,892,315
621,080	JPMorgan Chase & Co.	23,184,917
85,900	Legg Mason, Inc.	6,634,057
320,000	Merrill Lynch & Co., Inc.	19,222,400

		109,835,964

Insurance - 4.0%
279,100	American International Group, Inc.	18,501,539
129,700	Assurant, Inc.	4,219,141
141	Berkshire Hathaway Inc., Class A Shares (a)	12,675,900
129,600	The Chubb Corp.	9,652,608

		45,049,188

	TOTAL FINANCIALS	250,628,924

HEALTHCARE - 10.9%
Biotechnology - 2.2%
240,704	Amgen Inc. (a)	14,981,417
152,000	OSI Pharmaceuticals, Inc. (a)	9,895,200

		24,876,617

Healthcare Equipment & Supplies - 1.1%
195,700	Fisher Scientific International (a)(b)	12,358,455

Healthcare Providers & Services - 1.3%
270,500	Coventry Health Care, Inc. (a)	15,391,450

Pharmaceuticals - 6.3%
373,500	GlaxoSmithKline PLC, Sponsored ADR	16,646,895
443,400	Pfizer Inc.	10,712,544

See Notes to Schedule of Investments.

SMITH BARNEY GROWTH AND INCOME FUND

Schedule of Investments (unaudited) (continued)		January 31, 2005

SHARES	SECURITY	VALUE
Pharmaceuticals - 6.3% (continued)
169,800	Sepracor Inc. (a)(b)	$9,709,164
761,700	Teva Pharmaceutical Industries Ltd., Sponsored ADR (b)	21,883,641
327,500	Wyeth	12,978,825

		71,931,069

	TOTAL HEALTHCARE	124,557,591

INDUSTRIALS - 15.9%
Aerospace & Defense - 4.6%
532,200	The Boeing Co.	26,929,320
151,400	Lockheed Martin Corp.	8,752,434
454,000	Raytheon Co.	16,979,600

		52,661,354

Building Products - 1.2%
330,700	American Standard Cos. Inc.	13,241,228

Commercial Services & Supplies - 2.7%
201,100	Avery Dennison Corp.	12,084,099
361,100	Paychex, Inc.	11,009,939
281,700	Waste Management, Inc.	8,169,300

		31,263,338

Industrial Conglomerates - 6.7%
1,411,100	General Electric Co.	50,983,043
306,400	Honeywell International Inc.	11,024,272
403,600	Tyco International Ltd.	14,586,104

		76,593,419

Machinery - 0.7%
206,300	Navistar International Corp. (a)(b)	8,029,196

	TOTAL INDUSTRIALS	181,788,535

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 4.0%
5,620,700	ADC Telecommunications, Inc. (a)(b)	14,445,199
745,900	Cisco Systems, Inc. (a)	13,456,036
4,295,400	Nortel Networks Corp. (a)	13,960,050
242,400	Polycom, Inc. (a)	4,188,672

		46,049,957

Computers & Peripherals - 4.7%
481,600	Dell Inc. (a)	20,111,616
219,800	International Business Machines Corp.	20,533,716
148,300	Lexmark International, Inc., Class A Shares (a)	12,360,805

		53,006,137

Internet Software & Services - 0.1%
40,600	SINA Corp. (a)(b)	1,075,900

Semiconductor Equipment & Products - 1.0%
493,000	Intel Corp.	11,067,850

Software - 5.0%
535,700	BMC Software, Inc. (a)	9,015,831
1,516,600	Microsoft Corp.	39,856,248

See Notes to Schedule of Investments.

SMITH BARNEY GROWTH AND INCOME FUND

Schedule of Investments (unaudited) (continued)		January 31, 2005

SHARES	SECURITY	VALUE
Software - 5.0% (continued)
630,900	Oracle Corp. (a)	$8,687,493

		57,559,572

	TOTAL INFORMATION TECHNOLOGY	168,759,416

MATERIALS - 3.7%
Containers & Packaging - 0.4%
335,500	Smurfit-Stone Container Corp. (a)	5,045,920

Metals & Mining - 2.1%
880,000	Barrick Gold Corp.	19,236,800
260,200	Placer Dome Inc.	4,436,410

		23,673,210

Paper & Forest Products - 1.2%
342,100	International Paper Co.	13,393,215

	TOTAL MATERIALS	42,112,345

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.5%
711,100	Sprint Corp., FON Group	16,945,513

Wireless Telecommunication Services - 0.7%
296,800	Nextel Communications, Inc., Class A Shares (a)	8,515,192

	TOTAL TELECOMMUNICATION SERVICES	25,460,705

UTILITIES - 2.2%
Gas Utilities - 1.4%
1,461,000	El Paso Corp.	15,881,070

Multi-Utilities - 0.8%
237,600	Sempra Energy	8,843,472

	TOTAL UTILITIES	24,724,542

	TOTAL COMMON STOCK (Cost - $950,971,626)	1,139,625,290

SHORT TERM INVESTMENTS - 5.4%

FACE AMOUNT
REPURCHASE AGREEMENT - 0.2%
$2,174,000	State Street Bank & Trust Co. dated 1/31/05, 2.300% due 2/1/05;
	Proceeds at maturity - $2,174,139; (Fully collateralized
	by U.S. Treasury Bonds, 7.250% due 8/15/22;
	Market value - $2,221,850) (Cost - $2,174,000)	2,174,000

SHARES
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 5.2%
59,602,576	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost - $59,602,576)	59,602,576

	TOTAL SHORT TERM INVESTMENTS (Cost - $61,776,576)	61,776,576

	TOTAL INVESTMENTS - 105.2% (Cost - $1,012,748,202)	1,201,401,866
	Liabilities in Excess of Other Assets - (5.2)%	(59,755,629)

	TOTAL NET ASSETS - 100.0%	$1,141,646,237

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan

Abbreviations used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

SB Growth and Income Fund (“Fund”) is a separate investment fund of the Smith Barney Investment Series (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices on such markets. Over-the-counter securities are valued on the basis of the mean between the bid and asked price at the close of business each day. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is not official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates the net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d) Security Transactions. Security transactions are recorded on a trade date basis.

Notes to Schedules of Investments (unaudited)(continued)

Note 2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$207,999,403
Gross unrealized depreciation	(19,345,739)

Net unrealized appreciation	$188,653,664

At January 31, 2005, the Fund loaned securities having a market value of $58,563,904. The Fund received collateral amounting to $59,602,576, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a rule 2a-7 money market fund, under the 1940 Act.

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Series

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2005

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	March 29, 2005